UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023.

Date of Report (Date of earliest event reported): February 9, 2024

Commission File Number of securitizer: 025-03270

Central Index Key Number of securitizer: 0001701664

BRE Grand Islander Depositor LLC

Ben Loper
(407) 613-3100
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	.

Central Index Key Number of underwriter (if applicable):	.

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), BRE Grand Islander Depositor, LLC, as depositor and securitizer, has indicated by check mark above that there is no activity to report for the annual period beginning as of (and including) January 1, 2023, and ending as of (and including) December 31, 2023, in respect of the asset-backed securities transactions within the scope of Rule 15Ga-1 sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: BRE Grand Islander Timeshare Issuer 2017-A LLC and BRE Grand Islander Timeshare Issuer 2019-A LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BRE GRAND ISLANDER DEPOSITOR LLC (Securitizer)

Date: February 9, 2024

/s/ Ben Loper
Name: Ben Loper
Title: Senior Vice President & Treasurer